EARNINGS PER SHARE (Tables)	6 Months Ended
Jun. 30, 2025
Earnings per share [abstract]
Schedule of basic and diluted earnings per share
The following table presents an overview of the calculated basic and diluted earnings per share:

	For the three months ended June 30,		For the six months ended June 30,
In millions (except for share and earnings per share information)	2025	2024	2025	2024
Net income/(loss) attributable to equity holders of the Company	$18.2	$(3.7)	$152.8	$1.4
Basic weighted-average number of ordinary shares	555,400,923	505,249,607	554,697,448	483,672,684
Diluted weighted-average number of ordinary shares	560,798,983	505,249,607	560,361,095	486,601,577
Basic earnings/(loss) per share	$0.03	$(0.01)	$0.28	$0.00
Diluted earnings/(loss) per share	$0.03	$(0.01)	$0.27	$0.00